Table of Contents

  1 Letter to Shareholders
  3 Statements of Assets and Liabilities
  4 Statements of Operations
  5 Statements of Changes in Net Assets
  6 Portfolios of Investments
 19 Notes to Financial Statements
 26 Financial Highlights
SHARES OF THE TRUST ARE NOT
BANK DEPOSITS OR OBLIGATIONS
OF, OR GUARANTEED OR ENDORSED
OR OTHERWISE SUPPORTED BY,
FIRST CHICAGO NBD CORPORATION
OR ITS AFFILIATES, AND ARE NOT
FEDERALLY INSURED OR GUARANTEED
BY THE U.S. GOVERNMENT, FEDERAL
DEPOSIT INSURANCE CORPORATION,
OR ANY GOVERNMENTAL AGENCY.
INVESTMENT IN THE TRUST
INVOLVES RISKS, INCLUDING THE
POSSIBLE LOSS OF PRINCIPAL.
THERE CAN BE NO ASSURANCE THAT
THE FUNDS WILL BE ABLE TO
MAINTAIN A CONSTANT NET ASSET
VALUE OF $1.00 PER SHARE.
PEGASUS FUNDS
(800) 688-3350

INVESTMENT ADVISER
First Chicago NBD Investment Management Company (FCNIMCO)
Three First National Plaza, MS 0334
Chicago, IL 60670-0334

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                                Pegasus Funds
                                                                            I

June 30, 1998

Dear Pegasus Shareholder,

We are pleased to present your Semi-Annual Report for the Pegasus Money Market Funds dated June 30, 1998. As of June 30, 1998 the seven-day annualized SEC yields for the following Pegasus Funds (A shares) were:

                                                                        A SHARES
                                                                        --------
   Money Market Fund...................................................  4.98%
   Treasury Money Market Fund..........................................  4.85%
   Municipal Money Market Fund*........................................  2.89%
   Michigan Municipal Money Market Fund*...............................  2.80%

This report contains the portfolios and financial statements for the Pegasus Money Market Funds. All of the Funds purchase high quality money market securities in accordance with their investment objectives and respective management policies.

The investment adviser to the Pegasus Funds, First Chicago NBD Investment Management Company, brings you the expertise and heritage of an institution that has been managing money for over 100 years. We thank you for the confidence you have expressed by investing in the Pegasus Funds. We will continue to earn your trust by pursuing an investment strategy which seeks to provide competitive yields while protecting the value of your principal.

LOGO
George F. Abel
Chief Investment Officer
First Chicago NBD Investment Management Company

*The fund's income may be subject to the federal alternative minimum tax.

                     A MESSAGE FROM THE INVESTMENT ADVISER

June 30, 1998

Dear Pegasus Funds Shareholder,

The year has proven both exciting and rewarding thus far:

Both the stock and bond markets continue to provide excellent returns with the S&P 500* advancing almost 18 percent, the foreign markets, as measured by the Morgan Stanley EAFE Index**, advancing 16 percent and Lehman Brothers Aggregate Index*** (bonds) providing a 4% return. We believe the domestic economic picture remains healthy as does the European outlook. The primary dark cloud remains the troubled Asian arena. We look for a continued positive domestic environment although we do not expect the market to advance as sharply in the second half of the year.

The Pegasus Family continues to grow with the recent launch of the Short Municipal Bond Fund and the launch of an extended index fund in August of this year. At that time the family will offer 9 equity funds, 10 fixed income funds, 9 money market funds, 3 managed asset funds (balanced funds) as well as a fixed annuity and a group of variable annuity funds.

In May of this year, the parent of the adviser, First Chicago NBD Corp., announced plans to merge with BANC ONE CORPORATION. BANC ONE also has a strong and proven investment management organization which, when combined with your adviser, should provide an increased variety of investment options supported by a stronger, more experienced combined organization. As the merger progresses we will provide you with more information.

The investment adviser to the Pegasus Funds, First Chicago NBD Investment Management Company, brings to you the expertise and heritage of an institution that has been managing money for over 100 years. Our investment philosophy is a simple one: a disciplined investment approach that seeks above average performance over time while maintaining average risk.

I would like to thank you for the opportunity to serve your investment needs, we appreciate that there are few greater trusts than the granting of ones' investment funds to an adviser.

LOGO
George F. Abel
Chief Investment Officer
First Chicago NBD Investment Management Company

  * The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market as a whole.

 ** The Morgan Stanley EAFE Index is an unmanaged index generally representative of the foreign equity market as a whole.

*** The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole.

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                            TREASURY       MUNICIPAL    MICHIGAN MUNICIPAL
                           MONEY MARKET   MONEY MARKET   MONEY MARKET      MONEY MARKET
                               FUND           FUND           FUND              FUND
                                      ----------------------------------------------------
ASSETS:
Investment in securi-
ties:
 At cost                  $2,680,634,278 $1,060,701,211  $ 797,529,929     $107,175,438
------------------------------------------------------------------------------------------
 At amortized cost        $2,686,224,319 $1,060,324,694  $ 797,027,046     $106,928,580
Cash                             148,650            522        340,224           78,181
Receivable for funds
shares sold                    8,067,534             --             --               --
Interest receivable           21,421,341      5,753,915      5,623,437          962,806
Prepaids and other               346,829         17,614             --           26,421
------------------------------------------------------------------------------------------
 TOTAL ASSETS              2,716,208,673  1,066,096,745    802,990,707      107,995,988
------------------------------------------------------------------------------------------
LIABILITIES:
Payable for shares re-
deemed                           673,723             --      1,282,334               --
Payable for securities
purchased                             --             --     35,087,500               --
Accrued administration
fees                             334,476        123,490         99,691           13,695
Shareholder services
fees payable                     709,002        138,125        127,360           20,369
Accrued investment advi-
sory fees                        619,104        246,946        199,381           27,391
Accrued transfer agent
fees                              77,740            124            985              520
Accrued custodial fees             4,406            733          2,459              827
Dividends payable              5,238,003      3,001,477      1,485,408          184,019
Other payables and ac-
crued expenses                        --             --         40,886               --
------------------------------------------------------------------------------------------
 TOTAL LIABILITIES             7,656,454      3,510,895     38,326,004          246,821
------------------------------------------------------------------------------------------
 NET ASSETS               $2,708,552,219 $1,062,585,850  $ 764,664,703     $107,749,167
------------------------------------------------------------------------------------------
NET ASSET VALUE AND RE-
DEMPTION PRICE PER
SHARE:
CLASS A SHARES:
Net assets                $1,167,246,199 $  219,101,494  $ 209,296,247     $ 37,229,831
Capital shares             1,167,243,404    219,118,222    209,350,372       37,230,395
------------------------------------------------------------------------------------------
Net asset value and re-
demption price per share  $         1.00 $         1.00  $        1.00     $       1.00
------------------------------------------------------------------------------------------
CLASS B SHARES:
Net assets                $    1,180,010 $           --  $          --     $         --
Capital shares                 1,180,010             --             --               --
------------------------------------------------------------------------------------------
Net asset value and re-
demption price per share  $         1.00 $           --  $          --     $         --
------------------------------------------------------------------------------------------
CLASS I SHARES:
Net assets                $1,540,126,010 $  843,484,356  $ 555,368,456     $ 70,519,336
Capital shares             1,540,126,011    843,484,356    555,370,081       70,519,759
------------------------------------------------------------------------------------------
Net asset value and re-
demption price per share  $         1.00 $         1.00  $        1.00     $       1.00
------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Capital shares (unlim-
ited number of shares
authorized, par value
$.10 per share)           $  270,854,942 $  106,260,258  $  76,472,045     $ 10,775,015
Additional paid-in capi-
tal                        2,437,694,483    956,342,320    688,248,408       96,975,139
Accumulated undistrib-
uted net realized gains
(losses)                           2,794        (16,728)       (55,750)            (987)
------------------------------------------------------------------------------------------
 TOTAL NET ASSETS         $2,708,552,219 $1,062,585,850  $ 764,664,703     $107,749,167
------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                   Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                         TREASURY    MUNICIPAL   MICHIGAN MUNICIPAL
                         MONEY MARKET  MONEY MARKET MONEY MARKET    MONEY MARKET
                             FUND          FUND         FUND            FUND
                                ---------------------------------------------------
INVESTMENT INCOME        $71,917,199   $27,406,551  $14,588,121      $1,866,367
-----------------------------------------------------------------------------------
EXPENSES:
 Investment advisory
 fees                      3,505,908     1,369,250    1,213,690         157,388
 Administration fees       1,880,394       736,283      606,845          78,694
 Transfer agent fees         755,866        47,559       40,585           4,495
 Shareholder service
 fees (Class A shares)     1,348,770       270,760      259,617          39,892
 Shareholder service
 fees (Class B shares)           633            --           --              --
 12b-1 fees (Class B
 shares)                       1,900            --           --              --
 Professional fees            47,521        24,382       23,795          12,637
 Custodial fees               21,841         4,782       12,538           4,038
 Registration, filing
 fees and other expenses     305,233        66,787       17,694          14,307
 Less: Expense reim-
 bursement                  (248,482)           --           --          (9,245)
-----------------------------------------------------------------------------------
 NET EXPENSES              7,619,584     2,519,803    2,174,764         302,206
-----------------------------------------------------------------------------------
NET INVESTMENT INCOME    $64,297,615   $24,886,748  $12,413,357      $1,564,161
-----------------------------------------------------------------------------------


                       See Notes to Financial Statements.

    Pegasus Funds
 4

PEGASUS MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      TREASURY
                               MONEY MARKET                         MONEY MARKET
                                   FUND                                 FUND
                   --------------------------------------------------------------------------
                        Six Months                           Six Months
                    Ended June 30, 1998   Year Ended     Ended June 30, 1998   Year Ended
                        (Unaudited)      Dec. 31, 1997       (Unaudited)      Dec. 31, 1997
                   --------------------------------------------------------------------------
FROM OPERATIONS:
 Net investment
 income..........    $    64,297,615    $   123,162,205    $    24,886,748   $    53,563,614
 Net realized
 losses on in-
 vestments.......                 --                 --                 --                --
---------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 operations......         64,297,615        123,162,205         24,886,748        53,563,614
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
NET INVESTMENT
INCOME (NOTE 2):
INVESTMENT INCOME
(Note 2):
 Class A shares..        (26,909,141)       (40,816,984)        (5,281,100)       (9,126,231)
 Class B shares..            (10,730)           (15,474)                --                --
 Class I shares..        (37,377,744)       (82,329,747)       (19,605,648)      (44,437,383)
---------------------------------------------------------------------------------------------
 Total distribu-
 tions to share-
 holders.........        (64,297,615)      (123,162,205)       (24,886,748)      (53,563,614)
---------------------------------------------------------------------------------------------
FROM CAPITAL
SHARE TRANSAC-
TIONS:
 Proceeds from
 shares sold.....      5,154,636,324      9,687,488,060      2,592,778,989     4,728,247,544
 Net asset value
 of shares issued
 in reinvestment
 of distributions
 to shareholders.         35,568,504         59,792,177          6,966,494        13,617,762
---------------------------------------------------------------------------------------------
                       5,190,204,828      9,747,280,237      2,599,745,483     4,741,865,306
 Less: payments
 for shares re-
 deemed..........     (4,673,684,709)    (9,999,101,019)    (2,516,882,325)   (5,032,144,249)
---------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets from
 capital share
 transactions....        516,520,119       (251,820,782)        82,863,158      (290,278,943)
---------------------------------------------------------------------------------------------
NET INCREASE (DE-
CREASE) IN NET
ASSETS...........        516,520,119       (251,820,782)        82,863,158      (290,278,943)
NET ASSETS:
 Beginning of pe-
 riod............      2,192,032,100      2,443,852,882        979,722,692     1,270,001,635
---------------------------------------------------------------------------------------------
 End of period...    $ 2,708,552,219    $ 2,192,032,100    $ 1,062,585,850   $   979,722,692
---------------------------------------------------------------------------------------------
                                MUNICIPAL                       MICHIGAN MUNICIPAL
                               MONEY MARKET                        MONEY MARKET
                                   FUND                                FUND
                        Six Months                           Six Months
                    Ended June 30, 1998   Year Ended     Ended June 30, 1998  Year Ended
                        (Unaudited)      Dec. 31, 1997       (Unaudited)     Dec. 31, 1997
FROM OPERATIONS:
 Net investment
 income..........     $  12,413,357     $    26,737,246     $   1,564,161    $   3,911,361
 Net realized
 losses on in-
 vestments.......                --              (2,098)               --               --
---------------------------------------------------------------------------------------------
 Net increase in
 net assets from
 operations......        12,413,357          26,735,148         1,564,161        3,911,361
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
NET INVESTMENT
INCOME (NOTE 2):
INVESTMENT INCOME
(Note 2):
 Class A shares..        (2,990,748)         (5,495,113)         (447,240)      (1,691,184)
 Class B shares..                --                  --                --               --
 Class I shares..        (9,422,609)        (21,242,133)       (1,116,921)      (2,220,177)
---------------------------------------------------------------------------------------------
 Total distribu-
 tions to share-
 holders.........       (12,413,357)        (26,737,246)       (1,564,161)      (3,911,361)
---------------------------------------------------------------------------------------------
FROM CAPITAL
SHARE TRANSAC-
TIONS:
 Proceeds from
 shares sold.....       933,635,071       2,227,511,937       176,852,564      385,607,333
 Net asset value
 of shares issued
 in reinvestment
 of distributions
 to shareholders.         3,291,009           6,014,147           447,142        1,688,415
---------------------------------------------------------------------------------------------
                        936,926,080       2,233,526,084       177,299,706      387,295,748
 Less: payments
 for shares re-
 deemed..........      (901,580,522)     (2,318,368,395)     (173,640,151)    (404,815,670)
---------------------------------------------------------------------------------------------
 Net increase
 (decrease) in
 net assets from
 capital share
 transactions....        35,345,558         (84,842,311)        3,659,555      (17,519,922)
---------------------------------------------------------------------------------------------
NET INCREASE (DE-
CREASE) IN NET
ASSETS...........        35,345,558         (84,844,409)        3,659,555      (17,519,922)
NET ASSETS:
 Beginning of pe-
 riod............       729,319,145         814,163,554       104,089,612      121,609,534
---------------------------------------------------------------------------------------------
 End of period...     $ 764,664,703     $   729,319,145     $ 107,749,167    $ 104,089,612
---------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                   Pegasus Funds

PEGASUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                   AMORTIZED
                                                                      COST
                    DESCRIPTION                     FACE AMOUNT     (NOTE 2)
                    -----------                     -----------    ---------
TEMPORARY CASH INVESTMENTS -- 8.67%
 Allstate Life Insurance Co. Master Note, 5.87%,
  7/1/98........................................... $ 10,000,000 $   10,000,000
 Commonwealth Life Insurance Co. Master Note,
  5.86%, 7/1/98....................................    5,000,000      5,000,000
 General American Life Funding Agr. Master Note,
  5.85%, 7/1/98....................................   35,500,000     35,500,000
 Paccar Leasing, Master Note, 5.93%, 7/1/98........   15,000,000     15,000,000
 Peoples Security Life Insurance Co. Master Note,
  5.86%, 7/1/98....................................   10,000,000     10,000,000
 Sunamerica Life Insurance Co. Master Note, 5.83%,
  7/1/98...........................................   14,000,000     14,000,000
 Sun Life Insurance Co. of America Master Note,
  5.79%, 7/1/98....................................   25,000,000     25,000,000
 Lehman Brothers, Revolving Repurchase Agreement,
  6.10%, 7/1/98 (secured by various U.S.
  Obligations with maturities ranging from 7/1/98
  through 5/12/04 at various interest rates ranging
  from 0.00% to 9.05%, all held at Chase Bank).....   36,075,000     36,075,000
 Smith Barney, Inc., Revolving Repurchase
  Agreement, 6.10%, 7/1/98 (secured by U.S.
  Treasury & Agency Obligations with maturities
  ranging from 7/7/98 through 4/25/08 at various
  interest rates ranging from 0.00% to 9.00%, all
  held at The Bank of New York)....................   82,382,000     82,382,000
                                                                 --------------
                                                                    232,957,000
                                                                 --------------
COMMERCIAL PAPER -- 42.17%
 Aesop Funding Corp., 5.60%, 8/20/98...............   10,000,000      9,922,222
 Akzo Nobel Inc., 5.50%, 7/9/98....................   10,000,000      9,987,778
 Aspen Funding Corp., 6.50%, 7/1/98................  110,000,000    110,000,000
 Atlantic Richfield Corp., 5.55%, 9/14/98..........   15,000,000     14,826,563
 Avnet Inc., 5.50%, 7/24/98........................    5,000,000      4,982,430
 Banca Serfin S.A., 5.65%, 8/31/98.................   30,000,000     29,712,792
 Banco Buenos Aires S.A., 5.47%, 9/17/98...........   13,150,000     12,994,151
 Banco Real S.A., 5.54%, 8/14/98...................   12,500,000     12,415,361
 Barton Capital Corp., 5.55%, 7/17/98..............   25,573,000     25,509,920
 Block Financial Corp.:
   5.53%, 7/22/98..................................   16,762,000     16,707,929
   5.53%, 8/27/98..................................   14,000,000     13,877,418
 Cargill Inc., 6.10%, 7/1/98.......................   50,000,000     50,000,000
 Cassle Des Depots Et Cosignations, 6.25%, 7/1/98..   36,000,000     36,000,000
 Cendant Residential Inc., 5.60%, 7/27/98..........   25,000,000     24,898,889
 Centre Square Funding Corp. 5.65%, 7/27/98........   19,595,000     19,515,042
 Centric Capital Corp.:
   5.55%, 7/20/98..................................   32,242,000     32,147,558
   5.71%, 9/2/98...................................   13,000,000     12,870,098
 Commercial Credit Co.:
   5.56%, 7/21/98..................................   15,000,000     14,953,667
   5.56%, 7/24/98..................................   15,000,000     14,946,717
 Dairy Investments LTD.:
   5.55%, 7/29/98..................................   10,000,000      9,956,833
   5.55%, 8/11/98..................................   10,000,000      9,936,792
 Equipment Funding Inc.:
   5.56%, 7/2/98...................................   10,000,000      9,998,456
   5.56%, 7/7/98...................................   12,000,000     11,988,880
 Explorer Pipeline Co., 5.55%, 7/22/98.............   20,000,000     19,935,250

                       See Notes to Financial Statements.

    Pegasus Funds
  6

PEGASUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                                                                   AMORTIZED
                                                                      COST
                    DESCRIPTION                     FACE AMOUNT     (NOTE 2)
                    -----------                     -----------    ---------
 Glencore Asset Funding:
   5.65%, 7/23/98.................................. $ 18,000,000 $   17,937,850
   5.70%, 7/24/98..................................    9,000,000      8,967,225
 Great Lakes Chemical Corp., 5.53%, 8/14/98........   15,000,000     14,898,617
 Greenwich Funding Corp., 5.50%, 7/15/98...........   10,000,000      9,978,611
 Greyhawk Funding LLC, 5.75%, 7/23/98..............   40,000,000     39,859,444
 KZH Holding Corp.:
   5.65%, 7/17/98..................................   22,107,000     22,051,487
   5.58%, 8/18/98..................................   24,054,000     23,875,038
   5.56%, 9/1/98...................................   15,986,000     15,832,925
 Mont Blanc Capital Corp., 5.60%, 7/30/98..........   23,000,000     22,896,244
 Monte Rosa Capital Corp., 5.59%, 8/14/98..........   10,000,000      9,931,678
 Prudential Funding Corp., 6.00%, 7/1/98...........   95,000,000     95,000,000
 Sheffield Receivables Corp., 5.56%, 8/25/98.......   17,000,000     16,855,594
 Siebe PLC:
   5.55%, 7/23/98..................................   25,000,000     24,915,208
   5.54%, 7/28/98..................................   22,000,000     21,908,590
 Sigma Finance Inc., 5.56%, 8/13/98................   23,000,000     22,847,254
 Special Purpose Account Receivable Coop Corp.:
   5.50%, 7/8/98...................................   29,000,000     28,968,986
   5.55%, 7/16/98..................................   21,000,000     20,951,438
 Sun Belt Dix, Inc.:
   5.55%, 7/21/98..................................   10,400,000     10,367,933
   5.55%, 8/25/98..................................   27,000,000     26,771,062
   5.55%, 9/1/98...................................   20,000,000     19,808,833
 TI Group, Inc., 5.45%, 7/7/98.....................   13,000,000     12,988,192
 Twin Towers Inc., 5.55%, 7/20/98..................   18,186,000     18,132,730
 Unum Corp., 5.60%, 7/21/98........................    9,000,000      8,972,000
 Volkswagen of America:
   5.53%, 7/14/98..................................   20,000,000     19,960,061
   5.55%, 7/16/98..................................   20,000,000     19,953,750
 Windmill Funding Corp., 5.50%, 7/13/98............   20,000,000     19,963,333
 Wood Street Funding Inc.:
   5.57%, 7/6/98...................................   14,000,000     13,989,169
   5.56%, 7/13/98..................................   16,000,000     15,970,347
                                                                 --------------
                                                                  1,132,638,345
                                                                 --------------
BANKERS ACCEPTANCE NOTES -- 0.75%:
 Abbey National Treasury Bank Note, 5.72%, 6/11/99.    8,000,000      7,994,207
 National Australia Bank Note, 6.00%, 3/26/99......   12,200,000     12,222,312
                                                                 --------------
                                                                     20,216,519
                                                                 --------------
CORPORATE NOTES -- 20.12%
 CIT Group Holdings, Medium Term Note, 5.875%,
  12/15/98.........................................   30,000,000     30,027,751
 GE Engine Receivables Trust, (A/R), 5.73%,
  2/14/00..........................................   17,208,378     17,208,378
 Morgan Guaranty Trust Co.:
   5.93%, 8/31/98..................................   20,000,000     20,001,948
 Key Bank, Senior Note, 5.63%, 2/24/99.............    7,000,000      6,996,863

                       See Notes to Financial Statements.

                                                                Pegasus Funds

PEGASUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                                                                   AMORTIZED
                                                                      COST
                    DESCRIPTION                     FACE AMOUNT     (NOTE 2)
                    -----------                     -----------    ---------
 Key Auto Finance, 5.835%, 1/5/99.................. $  4,612,565 $    4,612,565
 Merrill Lynch Inc., (A/R), 6.85%..................  125,000,000    125,000,000
 Providian life Insurance Co., Funding Agreement,
  5.89%............................................   40,000,000     40,000,000
 Sigma Finance, Medium Term Note:
   5.84%, 8/4/98...................................   20,000,000     20,000,000
   5.95%, 10/20/98.................................   15,000,000     15,000,000
 Strats Trust 1998-C, (A/R), 5.77%, 4/13/99........   35,000,000     34,999,857
 Transamerica Life Insurance Co., Funding
  Agreement, 5.85%, 12/9/02........................   50,000,000     50,000,000
 Travelers Life Ins & Annuity Co., Funding
  Agreement
   5.85%, 11/6/98..................................   25,000,000     25,000,000
 Wachovia Bank, Medium Term Note, 5.895%, 10/2/98..   10,000,000      9,998,157
 Western & Southern Insurance Co., Funding
  Agreement, (A/R), 1/29/03........................   25,000,000     25,000,000
 Wheels Inc., Master Note, (A/R), 5.78%, 8/15/98...   75,000,000     75,000,000
 Wilmington Trust Co.:
   Amtrak 93-A, (A/R), 1/1/11......................    8,592,429      8,592,429
   Amtrak 93-I, (A/R), 1/1/11......................   10,101,919     10,101,919
   Amtrak 93-B, (A/R), 1/1/13......................   22,977,508     22,977,508
                                                                 --------------
                                                                    540,517,375
                                                                 --------------
CERTIFICATES OF DEPOSIT -- 17.49%
 Banque Nationale De Paris:
   5.815%, 10/5/98.................................   15,500,000     15,494,903
   5.65%, 2/26/99..................................   27,000,000     26,991,478
 Bayerische Wechsel Bank, 5.94%, 10/22/98..........   20,000,000     19,996,449
 Canadian Imperial Bank of Commerce, 5.94%,
  10/21/98.........................................   18,000,000     17,996,833
 Commerzbank AG:
   5.89%, 7/9/98...................................   27,000,000     27,000,018
   5.94%, 10/23/98.................................   14,000,000     13,997,492
   5.65%, 2/26/99..................................    7,000,000      6,997,791
   5.67%, 3/5/99...................................   15,000,000     14,994,430
 Credit Agricole Indosuez, 5.75%, 4/26/99..........   30,000,000     29,988,237
 Crestar Bank, 5.55%, 7/8/98.......................   10,000,000     10,000,000
 Deutsche Bank:
   5.80%, 9/5/98...................................   22,000,000     21,998,990
   5.66%, 4/14/99..................................   15,000,000     14,987,573
 Generale Bank, 6.015%, 12/16/98...................   38,500,000     38,502,541
 Norddeutsche Landesbank Girozentrale:
   5.9175%, 10/21/98...............................   26,000,000     25,995,996
   5.72%, 4/16/99..................................   23,000,000     22,985,071
 Royal Bank of Canada, 5.955%, 8/13/98.............   14,000,000     13,999,291
 Societe Generale:
   5.945%, 8/28/98.................................   19,000,000     18,998,413
   5.92%, 10/21/98.................................   20,000,000     19,996,480
   5.58%, 1/22/99 .................................   10,000,000      9,991,882
 Standard Charter Bank, 5.58%, 7/10/98.............   25,000,000     25,000,000

                       See Notes to Financial Statements.

    Pegasus Funds
  8

PEGASUS MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                                                                    AMORTIZED
                                                                       COST
                    DESCRIPTION                      FACE AMOUNT     (NOTE 2)
                    -----------                      -----------    ---------
 Swiss Bank Corp.:
   5.88%, 11/19/98.................................. $ 32,000,000 $   31,997,635
   5.74%, 6/11/99...................................   19,000,000     18,989,682
 Westpac Banking Corp., 5.73%, 4/16/99..............   23,000,000     22,993,895
                                                                  --------------
                                                                     469,895,080
                                                                  --------------
TIME DEPOSITS -- 10.80%
 ABN-Amro Bank N.V., 6.375%, 7/1/98.................   40,000,000     40,000,000
 Bank of Tokyo-Mitsubishi, 6.75%, 7/1/98............   40,000,000     40,000,000
 BHF Bank AG, 6.25%, 7/1/98.........................  100,000,000    100,000,000
 National Australia Bank, 5.8125%, 7/2/98...........   25,000,000     25,000,000
 Norddeutsche Girozentrale Bank, 6.25%, 7/1/98......   20,000,000     20,000,000
 Republic National Bank NY, 6.50%, 7/1/98...........   65,000,000     65,000,000
                                                                  --------------
                                                                     290,000,000
                                                                  --------------
TOTAL INVESTMENTS...................................              $2,686,224,319
                                                                  ==============

A/R -- Adjustable Rate

                       See Notes to Financial Statements.

                                                                Pegasus Funds

PEGASUS TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                     AMORTIZED
                                                                       COST
                      DESCRIPTION                       FACE AMOUNT  (NOTE 2)
                      -----------                       -----------  ---------
TEMPORARY CASH INVESTMENTS -- 86.72%
  Aubrey Langston Revolving Repurchase Agreement,
   5.50%, 7/1/98 (secured by various U.S. Treasury
   Notes with maturities ranging from 1/31/00 through
   10/31/00 at various interest rates ranging from
   5.375% to 7.75%, all held at Chase Bank)............ $30,000,000 $30,000,000
  Barclays Inc., Revolving Repurchase Agreement, 5.50%,
   7/1/98 (secured by various U.S. Treasury Notes with
   maturities ranging from 6/30/99 through 7/31/00 at
   various interest rates ranging from 6.125% to 6.75%,
   all held at The Bank Of New York)...................  30,000,000  30,000,000
  Bear Stearns & Co., Inc., Revolving Repurchase Agree-
   ment, 5.90% 7/1/98 (secured by various U.S. Treasury
   Obligations with maturities ranging from 8/15/98
   through 5/15/08 at various interest rates ranging
   from 0.00% to 8.875% all held at the Custodial Trust
   Company)............................................ 168,000,000 168,000,000
  Dresdner Inc., Revolving Repurchase Agreement, 5.40%,
   7/1/98 (secured by U.S. Treasury Note maturing
   9/30/98 at an interest of 4.75%, held at Chase
   Bank)...............................................  36,000,000  36,000,000
  First Union Capital Markets, Revolving Repurchase
   Agreement, 6.00%, 7/1/98 (secured by various U.S.
   Treasury Notes with maturities ranging from 12/31/98
   through 2/15/07 at various interest rates ranging
   from 5.75% to 6.25%, all held at Bankers Trust Com-
   pany)...............................................  47,000,000  47,000,000
  Goldman Sachs Agency, Revolving Repurchase Agreement,
   5.50%, 7/1/98 (secured by U.S. Treasury Note matur-
   ing 5/15/03 at an interest rate of 5.625%, held at
   The Bank of New York)...............................  47,000,000  47,000,000
  Greenwich Capital Markets, Inc., Revolving Repurchase
   Agreement, 5.80%, 7/1/98 (secured by various U.S.
   Treasury Obligations with maturities ranging from
   8/15/98 through 2/15/08 at an interest rate of
   0.00%, all held at Chase Bank)......................  48,000,000  48,000,000
  H.S.B.C. Treasury, Revolving Repurchase Agreement,
   5.70%, 7/1/98 (secured by U.S. Treasury Notes with
   maturities ranging from 8/31/98 to 3/31/00 at inter-
   est rates ranging from 5.875% to 6.875%, all held at
   Chase Bank)......................................... 241,000,000 241,000,000
  Morgan Stanley Government Collateralized, Revolving
   Repurchase Agreement, 5.70%, 7/1/98 (secured by U.S.
   Treasury Bill with a maturity of 12/10/98 at an in-
   terest rate of 0.00%, held at The Bank of New York).  24,000,000  24,000,000
  Nomura Revolving Repurchase Agreement, 6.00%, 7/1/98
   (secured by various U.S. Treasury Obligations with
   maturities ranging from 2/15/00 through 2/15/08 at
   various interest rates ranging from 0.00% to 6.25%,
   all held at The Bank of New York)...................  47,000,000  47,000,000
  NationsBank Capital Markets, Inc., Revolving Repur-
   chase Agreement, 5.90%, 7/1/98 (secured by various
   U.S. Treasury Obligations with maturities ranging
   from 8/15/03 through 5/15/08, at various interest
   rates ranging from 0.00% to 12.00%, all held at
   Chase Bank).........................................  47,000,000  47,000,000
  Prudential Revolving Repurchase Agreement, 5.45%,
   7/1/98 (secured by U.S. Treasury Note with a matu-
   rity of 8/15/01 at an interest rate of 7.875%, held
   at The Bank of New York)............................   2,085,000   2,085,000
  Salomon Brothers, Inc., Revolving Repurchase Agree-
   ment, 5.95%, 7/1/98 (secured by various U.S. Trea-
   sury Obligations with maturities ranging from
   8/15/98 through 5/15/08 at various interest rates
   ranging from 0.00% to 12.00%, all held at Chase
   Bank)...............................................  47,000,000  47,000,000

                       See Notes to Financial Statements.

    Pegasus Funds
 10

PEGASUS TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                                                                   AMORTIZED
                                                                      COST
                    DESCRIPTION                      FACE AMOUNT    (NOTE 2)
                    -----------                      -----------   ---------
  Societe Generale Treasury, Revolving Repurchase
   Agreement, 6.00% 7/1/98 (secured by various U.S.
   Treasury Obligations with maturities ranging from
   7/1/98 through 5/12/04 at various interest rates
   ranging from 0.00% to 9.05%, all held at Chase
   Bank)............................................ $45,000,000 $   45,000,000
                                                                 --------------
                                                                    859,085,000
                                                                 --------------
U.S. GOVERNMENT OBLIGATIONS -- 13.28%
 U.S. Treasury Notes:
   6.250%, 07/31/98.................................  20,000,000     20,009,329
   4.750%, 09/30/98.................................  10,000,000      9,975,624
   5.125%, 11/30/98.................................  40,000,000     39,906,696
   8.875%, 02/15/99.................................  40,000,000     40,799,367
   6.500%, 04/30/99.................................  40,000,000     40,303,235
   6.000%, 06/30/99.................................  50,000,000     50,245,443
                                                                 --------------
                                                                    201,239,694
                                                                 --------------
TOTAL INVESTMENTS...................................             $1,060,324,694
                                                                 ==============



                       See Notes to Financial Statements.

                                                                Pegasus Funds

PEGASUS MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                     AMORTIZED
                                               INTEREST                 COST
             DESCRIPTION               RATING* RATE***  FACE AMOUNT   (NOTE 2)
             -----------               ------- -------- -----------  ---------
ALABAMA -- 1.77%
Chatam Air Pollution Control, IDR,
 CP, AMT, 10/9/98....................  VMIG 1   3.65%   $ 9,600,000 $  9,600,000
Decatur Industrial Development
 Revenue, AMT, 1/1/27................  VMIG 1   3.65%     4,500,000    4,500,000
                                                                    ------------
                                                                      14,100,000
                                                                    ------------
ALASKA -- 4.25%
Valdez Marine Revenue, Series C, CP,
 7/9/98..............................  VMIG 1   3.70%    14,000,000   14,000,000
Valdez Marine Revenue, CP, 9/11/98...  VMIG 1   3.65%    11,900,000   11,900,000
Valdez Marine Revenue, Series B,
 5/1/31..............................  VMIG 1   3.60%     8,000,000    8,000,000
                                                                    ------------
                                                                      33,900,000
                                                                    ------------
ARIZONA -- 0.75%
Chandler IDR-Parsons Municipal
 Services, 12/15/09..................  **N/R    3.70%     4,500,000    4,500,000
Farmington PCR, Arizona Public
 Services, AMT, 9/1/24...............  P 1      4.30%     1,500,000    1,500,000
                                                                    ------------
                                                                       6,000,000
                                                                    ------------
CALIFORNIA -- 0.96%
California State Veterans Revenue,
 Series A, AMT, 8/1/98...............  AA 2     8.30%     7,625,000    7,689,276
                                                                    ------------
COLORADO -- 0.88%
Fayette County Development Authority,
 IDR, 8/15/07........................  VMIG 1   4.15%     7,000,000    7,000,000
                                                                    ------------
DELAWARE -- 2.91%
Delaware State Economic Development,
 AMT, 8/1/29.........................  **N/R    3.65%    23,200,000   23,200,000
                                                                    ------------
DISTRICT OF COLUMBIA -- 3.14%
District of Columbia TRAN, Series B,
 9/30/98.............................  MIG 1    4.50%    12,000,000   12,018,120
District of Columbia TRAN, Series C,
 9/30/98.............................  MIG 1    5.00%     9,500,000    9,526,340
District of Columbia American
 University, 10/1/15.................  VMIG 1   3.60%     3,500,000    3,500,000
                                                                    ------------
                                                                      25,044,460
                                                                    ------------
FLORIDA -- 2.16%
Orange County Health Facilities
 Revenue, 11/15/26...................  **N/R    3.50%     2,750,000    2,750,000
St. Lucie County Power and Light, CP,
 8/13/98.............................  VMIG 1   3.60%    10,000,000   10,000,000
Sarasota Public Hospital, Series A,
 CP, 10/8/98.........................  VMIG 1   3.65%     4,500,000    4,500,000
                                                                    ------------
                                                                      17,250,000
                                                                    ------------
GEORGIA -- 2.28%
Burke County Development Authority,
 PCR, 7/1/24.........................  VMIG 1   3.75%     6,295,000    6,295,000
Georgia Municipal Gas, Series A, AMT,
 11/1/06.............................  **N/R    3.40%     2,300,000    2,300,000
Gwinnett County Hospital Authority,
 9/1/27..............................  **N/R    3.55%     5,000,000    5,000,000
Macon-Bibb County Hospital Revenue,
 8/1/18..............................  Aa 3     3.60%     4,550,000    4,550,000
                                                                    ------------
                                                                      18,145,000
                                                                    ------------
IDAHO -- 0.87%
Idaho Health Facilities, St. Lukes
 Medical Center, 5/1/22..............  VMIG 1   3.75%     6,900,000    6,900,000
                                                                    ------------
ILLINOIS -- 7.00%
Carol Stream Multifamily Revenue,
 AMT, 3/15/27........................  **N/R    3.65%     5,000,000    5,000,000
Chicago General Obligation, 2/4/99...  VMIG 1   3.55%    20,000,000   20,000,000
Illinois Development Authority
 Revenue, MBIA, 11/15/27.............  VMIG 1   3.55%    15,000,000   15,000,000
Illinois Development Authority
 Environment, AMT, 5/1/32............  **N/R    3.65%    14,325,000   14,325,000
Southwestern Development Authority,
 AMT, 4/1/22.........................  VMIG 1   3.90%     1,500,000    1,500,000
                                                                    ------------
                                                                      55,825,000
                                                                    ------------

    Pegasus Funds
 12

PEGASUS MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                     AMORTIZED
                                               INTEREST                 COST
             DESCRIPTION               RATING* RATE***  FACE AMOUNT   (NOTE 2)
             -----------               ------- -------- -----------  ---------
INDIANA -- 4.40%
Burns Harbor IDR, AMT, 3/1/16........  **N/R    3.70%   $ 9,000,000 $  9,000,000
Indiana DFA Solid Waste, CP, AMT,
 7/10/98.............................  VMIG 1   3.60%    15,000,000   15,000,000
Indiana Development Finance
 Authority, PCR, AMT, 3/1/99.........  VMIG 1   3.70%    11,100,000   11,100,000
                                                                    ------------
                                                                      35,100,000
                                                                    ------------
IOWA -- 1.00%
Iowa Finance Authority Revenue,
 6/1/19..............................  **N/R    3.65%     7,960,000    7,960,000
                                                                    ------------
KANSAS -- 0.72%
Burlington PCR, CP, AMT, 8/12/98.....  P 1      3.60%     4,000,000    4,000,000
Butler County Solid Waste Disposal,
 AMT, 8/1/24.........................  A 1      4.00%     1,700,000    1,700,000
                                                                    ------------
                                                                       5,700,000
                                                                    ------------
KENTUCKY -- 6.01%
Carroll County Solid Waste Disposal
 Rev, AMT, 11/2/24...................  VMIG 1   3.95%     3,800,000    3,800,000
Henderson Co. Solid Waste Disposal
 Rev, AMT, 3/1/15....................  VMIG 1   3.60%     9,000,000    9,000,000
Kentucky Interlocal School
 Transportation, TRAN, 6/30/99.......  SP 1+    3.90%    35,087,500   35,087,500
                                                                    ------------
                                                                      47,887,500
                                                                    ------------
LOUISIANA -- 2.99%
Calcasieu Parish Sales Tax Revenue,
 9/1/98..............................  **N/R    3.50%     3,770,000    3,770,000
Louisiana State General Obligation,
 CP, 8/10/98.........................  VMIG 1   3.45%     7,500,000    7,500,000
Plaquemines Parish, Environmental
 Rev, AMT, 5/1/25....................  P 1      3.95%     2,900,000    2,900,000
South Louisiana Port Revenue, 1/1/27.  VMIG 1   3.65%     6,900,000    6,900,000
St. Charles Pollution Control
 Revenue, AMT, 11/1/21...............  VMIG 1   3.90%     2,800,000    2,800,000
                                                                    ------------
                                                                      23,870,000
                                                                    ------------
MICHIGAN -- 5.53%
Grand Rapids Water Supply Revenue,
 1/1/20..............................  VMIG 1   3.30%     1,350,000    1,350,000
Jackson Co. Economic Development
 Corp., Limited Obligation Revenue,
 6/1/17..............................  **N/R    3.70%       100,000      100,000
Kent Hospital Finance Authority
 Revenue, Ser A, 1/15/20.............  VMIG 1   3.50%       400,000      400,000
Meridian Limited Obligation, EDC,
 11/15/14............................  **N/R    3.70%     3,000,000    3,000,000
Michigan State General Obligation
 Notes, 9/30/98......................  MIG 1    4.50%    15,000,000   15,035,993
Michigan State Housing Development
 Authority, Series A, AMT, 2/25/99...  **N/R    3.80%     4,200,000    4,200,000
Michigan State Hospital Finance
 Authority, 6/1/01...................  VMIG 1   3.45%       700,000      700,000
Michigan State Hospital Finance
 Authority, 11/1/11..................  VMIG 1   3.40%     3,300,000    3,300,000
Michigan Higher Education Student
 Loan Revenue, AMT, 10/1/15..........  VMIG 1   3.55%       100,000      100,000
Michigan State Strategic Fund Limited
 Obligation, Petoskey Plastics, Inc.,
 AMT, 8/1/16.........................  **N/R    3.70%     2,100,000    2,100,000
Michigan State Strategic Fund Limited
 Obligation, Saginaw Products Corp.,
 AMT, 9/1/17.........................  **N/R    3.70%       700,000      700,000
Michigan State Strategic Fund Limited
 Obligation, Autocam Corp., AMT,
 12/1/17.............................  **N/R    3.70%     3,000,000    3,000,000
Michigan State Strategic Fund Limited
 Obligation, AMT, 12/1/22............  **N/R    3.70%     2,200,000    2,200,000
Michigan State Hospital Finance
 Authority, 12/1/23..................  VMIG 1   3.60%       800,000      800,000
Regents of University of Michigan,
 CP, 9/9/98..........................  **N/R    3.60%     3,400,000    3,400,000
Wayne Charter County Airport Revenue,
 AMT, 12/1/16........................  VMIG 1   3.60%     3,150,000    3,150,000
Wayne Charter County Airport Revenue,
 Ser B, AMT, 12/1/16.................  VMIG 1   3.50%       500,000      500,000
                                                                    ------------
                                                                      44,035,993
                                                                    ------------

                                                                Pegasus Funds

PEGASUS MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                     AMORTIZED
                                               INTEREST                 COST
             DESCRIPTION               RATING* RATE***  FACE AMOUNT   (NOTE 2)
             -----------               ------- -------- -----------  ---------
MINNESOTA -- 0.60%
Minneapolis Minnesota General
 Obligation, 12/1/27.................  VMIG 1    3.40%  $ 4,750,000 $  4,750,000
                                                                    ------------
MISSISSIPPI -- 1.63%
Claiborne County Pollution Control
 Revenue, CP, 8/7/98.................  VMIG 1    3.55%   13,000,000   13,000,000
                                                                    ------------
MISSOURI -- 1.62%
Missouri State Health & Educational
 Facilities, 8/17/98.................  Aaa       3.85%    4,900,000    4,900,000
Missouri State Development Finance
 Board, 12/1/98......................  Aa 3      3.80%    8,000,000    8,000,000
                                                                    ------------
                                                                      12,900,000
                                                                    ------------
NEBRASKA -- 1.94%
Nebraska Investment Finance Authority
 Revenue Series C, AMT, 7/1/98.......  **N/R     3.95%   15,500,000   15,500,000
                                                                    ------------
NEVADA -- 2.53%
Clark County Airport Revenue, Series
 B, AMT, 7/8/98......................  VMIG 1   3.875%    8,500,000    8,500,000
Clark County Industrial Revenue, AMT,
 12/1/22.............................  VMIG 1    3.95%    8,700,000    8,700,000
Washoe County Water Facilities
 Revenue, AMT, 12/1/20...............  P 1       3.90%    3,000,000    3,000,000
                                                                    ------------
                                                                      20,200,000
                                                                    ------------
NEW YORK -- 4.77%
New York City Municipal Water
 Authority, CP, 7/10/98..............  P 1       3.90%   20,000,000   20,000,000
New York City Water, CP, 7/15/98.....  P 1       3.60%    7,000,000    7,000,000
New York State Electric & Gas
 Revenue, 12/1/98....................  Aaa       3.80%   11,000,000   11,000,000
                                                                    ------------
                                                                      38,000,000
                                                                    ------------
NORTH CAROLINA -- 2.08%
Charlotte Airport Revenue, MBIA,
 7/1/17..............................  VMIG 1    3.50%    7,000,000    7,000,000
Charlotte Mecklenberg Hospital
 Authority, 1/15/26..................  VMIG 1    3.50%    3,085,000    3,085,000
North Carolina Community Hospital
 Revenue, 8/15/18....................  **N/R     3.50%    6,500,000    6,500,000
                                                                    ------------
                                                                      16,585,000
                                                                    ------------
OHIO -- 1.64%
Ohio State Air Quality Development
 Revenue, AMT, 4/1/28................  VMIG 1    3.65%    6,200,000    6,200,000
Ohio Water Development Authority, CP,
 AMT, 8/11/98........................  **N/R     3.70%    6,850,000    6,850,000
                                                                    ------------
                                                                      13,050,000
                                                                    ------------
OREGON -- 2.40%
Oregon State Housing & Community
 Services, 5/13/99...................  MIG 1     3.75%   15,000,000   15,000,000
Port Morrow Environmental Revenue,
 AMT, 12/1/31........................  VMIG 1    4.00%    4,100,000    4,100,000
                                                                    ------------
                                                                      19,100,000
                                                                    ------------
PENNSYLVANIA -- 7.36%
Allegheny Co. IDR, VRDB, United
 Jewish Federation, 10/1/25..........  VMIG 1    3.60%    1,600,000    1,600,000
Carbon County, CP, AMT, 8/6/98.......  P 1       3.60%    5,000,000    5,000,000
Carbon County, Panther Creek, IDA,
 CP, 10/9/98.........................  P 1       3.55%    8,285,000    8,285,000
Indiana County Individual Development
 Authority, PCR, AMT, 6/1/27.........  VMIG 1    3.65%   25,000,000   25,000,000
Pennsylvania State Higher Educational
 Facilities, 4/1/17..................  VMIG 1    3.60%      200,000      200,000
Temple University Obligation, Series
 A, 5/14/99..........................  **N/R     3.78%    4,500,000    4,500,000
Venango Individual Development
 Authority, CP, AMT, 8/7/98..........  **N/R     3.60%   14,050,000   14,050,000
                                                                    ------------
                                                                      58,635,000
                                                                    ------------

    Pegasus Funds
 14

PEGASUS MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                     AMORTIZED
                                               INTEREST                 COST
             DESCRIPTION               RATING* RATE***  FACE AMOUNT   (NOTE 2)
             -----------               ------- -------- -----------  ---------
PUERTO RICO -- 3.14%
Puerto Rico Commonwealth, TRAN,
 Series A, 7/30/98...................  MIG 1    4.50%   $25,000,000 $ 25,014,591
                                                                    ------------
SOUTH CAROLINA -- 2.65%
Berkley County Industrial Development
 Revenue, AMT, 4/1/28................  VMIG 1   3.90%     3,000,000    3,000,000
Florence County Solid Waste Disposal
 Revenue, 4/1/28.....................  **N/R    3.90%     3,100,000    3,100,000
Piedmont Municipal Power Agency
 Revenue, 1/1/19.....................  VMIG 1   3.50%     3,000,000    3,000,000
Spartanburg County Health Services
 Revenue, 4/15/23....................  Aaa      3.65%    12,000,000   12,000,000
                                                                    ------------
                                                                      21,100,000
                                                                    ------------
SOUTH DAKOTA -- 1.19%
South Dakota Housing Development
 Authority Revenue, Series E, AMT,
 12/14/00............................  VMIG 1   3.80%     9,500,000    9,500,000
                                                                    ------------
TENNESSEE -- 2.13%
Marion County Environmental
 Authority, AMT, 8/1/98..............  **N/R    3.65%     7,000,000    7,000,000
Oak Ridge Individual Development
 Revenue, AMT, 1/1/06................  Aa 3     3.70%    10,000,000   10,000,000
                                                                    ------------
                                                                      17,000,000
                                                                    ------------
TEXAS -- 8.44%
Austin Combined Utilities, Series A,
 CP, 7/14/98.........................  P 1      3.50%    10,000,000   10,000,000
Austin Utilities, CP, 7/14/98........  P 1      3.55%     8,700,000    8,700,000
Austin Utility Systems, CP, 9/3/98...  **N/R    3.65%     4,075,000    4,075,000
Brazos River Revenue, AMT, 4/1/32....  P 1      4.30%     9,000,000    9,000,000
Gulf Coast Waste Disposal Authority,
 AMT, 5/1/23.........................  VMIG 1   3.90%     1,400,000    1,400,000
Gulf Coast, IDA, AMT, 5/1/25.........  VMIG 1   4.00%    10,700,000   10,700,000
North Central Health Facility
 Revenue, CP, 6/1/21.................  VMIG 1   3.90%     5,150,000    5,150,000
Panhandle Plan Higher Education
 Authority Revenue, Series A, AMT,
 6/1/21..............................  VMIG 1   3.50%     6,000,000    6,000,000
Texas Higher Education Authority,
 MBIA, AMT, 12/1/27..................  VMIG 1   3.55%     6,200,000    6,200,000
Texas State Revenue, TRAN, Series A,
 8/31/98.............................  MIG 1    4.75%     6,000,000    6,010,226
                                                                    ------------
                                                                      67,235,226
                                                                    ------------
UTAH -- 2.55%
Intermountain Power Agency, CP,
 9/11/98.............................  VMIG 1   3.45%     8,300,000    8,300,000
Intermountain Power Agency Revenue,
 Series E, 9/15/98...................  VMIG 1   3.45%    12,000,000   12,000,000
                                                                    ------------
                                                                      20,300,000
                                                                    ------------
VERMONT -- 1.93%
Vermont Educational Health Building
 Agency Revenue
 11/1/98.............................  Aa       3.85%     6,000,000    6,000,000
 5/1/99..............................  Aa       3.75%     5,500,000    5,500,000
Vermont Student Assistance Revenue,
 1/1/04..............................  VMIG 1   3.70%     3,900,000    3,900,000
                                                                    ------------
                                                                      15,400,000
                                                                    ------------
VIRGINIA -- 1.71%
King George County Individual
 Development Authority, AMT
 11/1/25.............................  **N/R    3.95%     6,700,000    6,700,000
 3/1/27..............................  **N/R    3.95%     2,200,000    2,200,000
Roanoke Memorial Hospital, IDA,
 Series C, 7/1/19....................  VMIG 1   3.50%     4,750,000    4,750,000
                                                                    ------------
                                                                      13,650,000
                                                                    ------------

                                                                Pegasus Funds

PEGASUS MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

                                                                    AMORTIZED
                                              INTEREST                 COST
             DESCRIPTION              RATING* RATE***  FACE AMOUNT   (NOTE 2)
             -----------              ------- -------- -----------  ---------
WASHINGTON -- 1.13%
Port Seattle Revenue, AMT, 9/1/22.... VMIG 1   3.65%   $ 1,100,000 $  1,100,000
Seattle Municipal Light & Power
 Revenue, CP, 8/21/98................ VMIG 1   3.45%     7,900,000    7,900,000
                                                                   ------------
                                                                      9,000,000
                                                                   ------------
WEST VIRGINIA -- 0.75%
West Virginia Public Energy, CP,
 7/8/98.............................. Aaa      3.65%     6,000,000    6,000,000
                                                                   ------------
WYOMING -- 0.19%
Converse County Environment Revenue,
 11/1/25............................. VMIG 1   4.15%     1,500,000    1,500,000
                                                                   ------------
TOTAL INVESTMENTS....................                              $797,027,046
                                                                   ============

                            INVESTMENT ABBREVIATIONS

AMBAC-- AMBAC Indemnity Corp.
AMT-- Alternate Minimum Tax
BIGI-- Bond Investors Guaranty Insurance Co.
CP-- Commercial Paper
EDC-- Economic Development Corporation
FGIC-- Financial Guaranty Insurance Company
FSA-- Financial Securities Assurance Corp.
GO-- General Obligation
HCF-- Health Care Facilities
HR-- Housing Revenue
HDA-- Housing Development Authority
HFA-- Housing Finance Authority
IDA-- Individual Development & Export Authority
IDR-- Industrial Development Revenue
MBIA-- Municipal Bond Insurance Association
PCR-- Pollution Control Revenue
PFA-- Public Facilities Authority
TAN-- Tax Anticipation Note
TRAN-- Tax Revenue Anticipation Note
UPDATE-- Unit Priced Daily Adjustable Tax Exempt Securities
VRDB-- Variable Rate Demand Bond
VRDN-- Variable Rate Demand Note

  * Rating -- Moody's when available, otherwise Standard & Poor's.

 ** N/R -- investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standards & Poor's.

*** Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at June 30, 1998. The interest rate for all securities with maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.

    Pegasus Funds
 16

PEGASUS MICHIGAN MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                     AMORTIZED
                                               INTEREST                 COST
             DESCRIPTION               RATING* RATE***  FACE AMOUNT   (NOTE 2)
             -----------               ------- -------- -----------  ---------
MICHIGAN -- 100%
Ann Arbor ECD, Ltd. Obligation,
 5/1/00..............................  **NR      3.60%  $   385,000 $    385,000
Cornell Twp EDC, IDR, 7/17/98........  NR        3.75%    3,600,000    3,600,000
Delta Co. Econ Dev Corp Env Rv,
 9/10/98.............................  P 1       3.60%    3,810,000    3,810,000
Detroit Sewer Disposal, MBIA, Ser B,
 7/1/98..............................  Aaa       5.00%    6,000,000    6,000,000
Grand Rapids Water Supply, RFD,
 1/1/20..............................  VMIG 1    3.30%    4,100,000    4,100,000
Jackson Co EDC LTD OBL Rev, "AMT",
 06/1/17.............................  NR        3.70%    1,200,000    1,200,000
Kalamazoo Co. Econ Dev Corp Rev,
 9/1/15..............................  NR        4.00%    1,000,000    1,000,000
Kalamazoo Econ Dev Corp Rev, 5/15/27.  NR        3.55%    4,000,000    4,000,000
Kalamazoo Hosp Fin Auth Rev, 5/15/99.  Aaa       3.85%    1,395,000    1,395,000
Kent Hospital, VRDB-Butterworth
 Hospital, 1/15/20...................  VMIG 1    3.65%    3,800,000    3,800,000
Michigan Comprehensive Transportation
 RV RFD ESC State of Refunding Series
 1988-1, 9/1/98......................  NR       7.625%    3,000,000    3,031,012
Michigan Higher Education Student
 Loan, "AMT", AMBAC, Series XII-D,
 10/1/15.............................  VMIG 1    3.55%    3,000,000    3,000,000
Michigan Municipal Bond Authority
 Revenue Series A, 7/31/98...........  NR        4.25%    3,500,000    3,502,264
Michigan Municipal Bond Authority
 Revenue, 9/18/98....................  NR        4.50%    1,400,000    1,401,748
Michigan State Building Authority
 Revenue Series III, 10/15/98........  AA2       4.50%    5,000,000    5,009,560
Michigan State General Obligation
 Notes Unlimited Tax, 9/30/98........  MIGI      4.50%   10,000,000   10,023,995
Michigan State Hospital VRDB-Hospital
 Equipment Loan Program, Series A,
 12/1/23.............................  VMIG 1    3.60%    4,800,000    4,800,000
Michigan State Hospital Financial
 Authority Revenue Hospital Charity
 Obligation E, 11/01/11..............  VMIG 1    3.40%    4,700,000    4,700,000
Michigan State HDA, Ltd. Obligation
 VRDB:
 Laurel Valley, 12/1/07..............  VMIG 1    3.55%    3,600,000    3,600,000
 Woodland Meadows, 3/1/13............  VMIG 1    3.55%    2,000,000    2,000,000
Michigan State HDA, "AMT", 7/9/98....  VMIG 1    3.80%    5,000,000    5,000,000
Michigan State HDA, Series B, 4/1/19.  VMIG 1    3.50%    1,100,000    1,100,000
Michigan State HDA, Muni Family
 Series A, "AMT", 2/25/99............  VMIG 1    3.80%    5,000,000    5,000,000
Michigan State Strategic Fund Ltd.
 Obligation, 10/1/01.................  Aa3       3.70%    1,500,000    1,500,000
Michigan State Strategic Fund Ltd.
 Obligation AMT:
 VRDB-Dennenlease LC, 4/1/10.........  **N/R     3.70%    1,815,000    1,815,000
 VRDB-Ironwood Plastics, Inc.,
  11/1/11............................  **N/R     3.70%    1,155,000    1,155,000
 VRDB-Petoskey Plastics, Inc.,
  8/1/16.............................  **N/R     3.70%    2,000,000    2,000,000
 VRDB-Saginaw Products Corp., 9/1/17.  **N/R     3.70%    2,300,000    2,300,000
 VRDB-Quincy Str. Inc., 12/1/22......  **N/R     3.70%      800,000      800,000
Michigan State Strategic Fund PCR
 VRDN-Consumers Power Co., 9/1/00....  A 1+      3.55%    3,000,000    3,000,000
Michigan Underground, CP, 8/10/98....  P 1       3.70%    5,000,000    5,000,000
Regents of the University of
 Michigan, CP, 8/07/98...............  NR        3.63%    4,500,000    4,500,000
Wayne Charter Co. Airport AMT VRDB
 Series A, 12/1/16...................  VMIG 1    3.60%    3,200,000    3,200,000
 Series B, 12/1/16...................  VMIG 1    3.50%      200,000      200,000
                                                                    ------------
TOTAL INVESTMENTS....................                               $106,928,580
                                                                    ============

                       See Notes to Financial Statements.

                                                                Pegasus Funds

PEGASUS MICHIGAN MUNICIPAL MONEY MARKET FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
June 30, 1998

--------------------------------------------------------------------------------

                            INVESTMENT ABBREVIATIONS
AMT -- Alternative Minimum Tax
AMBAC -- AMBAC Indemnity Corp.
BIGI -- Bond Investors Guaranty Insurance Co.
CP -- Commercial Paper
EDC -- Economic Development Corporation
EDR -- Economic Development Revenue
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Securities Assurance Corp.
GO -- General Obligation
HCFA -- Health Care Facilities
HR -- Housing Revenue
HDA -- Housing Development Authority
HFA -- Housing Finance Authority
IDA -- Industrial Development & Export Authority
IDR -- Industrial Development Revenue
MBIA -- Municipal Bond Insurance Association
PCR -- Pollution Control Revenue
PFA -- Public Facilities Authority
RFD -- Pre-Refunded Bond
TAN -- Tax Anticipation Note
TRAN -- Tax Revenue Anticipation Note
UPDATE -- Unit Priced Daily Adjustable Tax-Exempt Securities
VRDB -- Variable Rate Demand Bond
VRDN -- Variable Rate Demand Note

  * Rating (not covered by the report of independent public accountants.) -- Moody's when available, otherwise Standard & Poor's.

 ** N/R -- investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standard & Poor's.

*** Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at June 30, 1998. The interest rate for all securities with maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.


                       See Notes to Financial Statements.

    Pegasus Funds
 18

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------
(1)GENERAL

  The Pegasus Funds (Pegasus) was organized as a Massachusetts business trust on April 21, 1987 and registered under the Investment Company Act of 1940 (the
Act), as amended, as an open-end investment company. As of June 30, 1998, Pegasus consisted of thirty separate portfolios of which there were four money market funds (the Money Market Funds or the Funds), as described below.

          PEGASUS MONEY MARKET FUND
          PEGASUS TREASURY MONEY MARKET FUND
          PEGASUS MUNICIPAL MONEY MARKET FUND
          PEGASUS MICHIGAN MUNICIPAL MONEY MARKET FUND

 The Money Market Funds commenced operations on January 4, 1988, except for the Michigan Municipal Money Market Fund and the Treasury Money Market Fund, which commenced operations on January 23, 1991 and January 1, 1993, respectively.

 The Pegasus Money Market Funds (except for the Money Market Fund which offers Class A, Class B, and Class I shares) each offer Class A shares and Class I shares. Class A shares, Class B shares and Class I shares in a fund are substantially the same except that Class A shares are subject to a shareholder services fee pursuant to the Shareholder Services Plan and Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption and are subject to fees charged pursuant to a distribution plan adopted pursuant to Rule 12b-1 under the Act and fees charged pursuant to the Shareholder Services Plan. Class I shares are not subject to any shareholder service fees or distribution 12b-1 fees.

(2)SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Money Market Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Investments
  Pursuant to Rule 2a-7 of the Act, the Money Market Funds utilize the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in carrying value which approximates market value. Market value is determined based upon quoted market prices or dealer quotes.

 Investment security purchases and sales are accounted for on the trade date. Realized gains or losses from security transactions are recorded on the identified cost basis.

 Pegasus invests in securities subject to repurchase agreements. First Chicago NBD Investment Management Company (FCNIMCO), acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Pegasus' investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Pegasus or its agent unless collateral is presented or acknowledged by the collateral custodian.

 The Municipal and Michigan Municipal Money Market Funds invest in a majority of instruments whose stated maturity is greater than one year, but whose rate of interest is readjusted no less frequently than annually, or which possess demand features and may therefore be deemed to have a maturity equal to the period remaining until the next interest adjustment date or the demand date, whichever is longer.

                                                                Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

 Investment Income
  Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount. Premiums and discounts are amortized/accreted as required by the Internal Revenue Code, as amended (the
Code), and generally accepted accounting principles.

 Federal Income Taxes
  It is Pegasus' policy to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying Financial Statements.

 As of December 31, 1997 the Funds have capital loss carryforwards and related expiration dates as follows:

                FUND                   1999   2001   2002    2003    2004    2005    TOTAL
-------------------------------------------------------------------------------------------
Treasury Money Market Fund            $   -- $   -- $16,000 $    -- $ 1,000 $    -- $17,000
Municipal Money Market Fund            1,000  2,000   1,000  36,000  14,000   2,000  56,000
Michigan Municipal Money Market Fund      --     --      --      --   1,000      --   1,000

 Shareholder Dividends
  On each business day except holidays the New York Stock Exchange (Exchange), FCNIMCO or its bank affiliates observe, net investment income is declared as a dividend, at the close of the Exchange, to shareholders of record at such close. Such dividends are paid monthly.

 Distributions from net realized capital gains, if any, are normally declared annually and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that net realized capital gains can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.

 Expenses
  Expenses directly attributable to a Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them. Pegasus monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the Funds or a change in expectations as to the level of actual expenses.

 Multiple Classes of Capital Shares of Beneficial Interest
  Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares of the Pegasus Money Market Fund are available only to the holders of Class B shares in the Pegasus non-money market funds who wish to exchange their shares in such funds for shares in the Pegasus Money Market Fund. Class B shares of the Pegasus Money Market Fund will automatically convert to Class A shares at the time the exchanged shares would have converted.

(3) INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  Pegasus has an Investment Advisory Agreement with FCNIMCO pursuant to which FCNIMCO has agreed to provide the day-to-day management of each of the Money Market Fund's investments for a monthly fee computed daily and payable monthly, expressed as a percentage of each Money Market Fund's average daily net

    Pegasus Funds
 20

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------
assets, of 0.30% of the first $1.0 billion, 0.275% of the next $1.0 billion and 0.25% of each such Money Market Fund's average daily net assets in excess of $2.0 billion.

 Pegasus has a Co-Administration Agreement with FCNIMCO and BISYS Fund Services (BISYS or Distributor) (collectively the Co-Administrators) pursuant to which the Co-Administrators have agreed to assist in all aspects of each Money Market Fund's operations for an administration fee, at an annual rate of 0.15% of each Money Market Fund's average daily net assets.

 BISYS serves as Pegasus' principal underwriter and distributor of the Funds' shares. NBD Bank (an affiliate of FCNIMCO) is also compensated for its services as Pegasus' custodian and is reimbursed for certain out-of- pocket expenses incurred on behalf of Pegasus. See Note 4 for a summary of fee rates and expenses pursuant to these agreements.

 On April 10, 1998, First Chicago NBD Investment Management Company's parent company, First Chicago NBD Corporation, entered into an agreement and plan of merger with BANC ONE CORPORATION pursuant to which First Chicago NBD Corporation will merge with and into BANC ONE CORPORATION. The merger is conditioned upon, among other things, approval by holders of a majority of the BANC ONE CORPORATION common stock, approval by holders of a majority of the First Chicago NBD Corporation common stock, and receipt of certain regulatory and governmental approvals.

(4) EXPENSES

  For the period ended June 30, 1998, FCNIMCO voluntarily agreed to reimburse a portion of the operating expenses of the Funds to the extent that the Funds' expenses exceeded the following amounts (as a percentage of each Fund's average daily net assets):

                                                                MICHIGAN
                                      TREASURY    MUNICIPAL    MUNICIPAL
                       MONEY MARKET MONEY MARKET MONEY MARKET MONEY MARKET
                           FUND         FUND         FUND         FUND
--------------------------------------------------------------------------
       Class A Shares     0.75%        .075%        0.75%        0.75%
       Class B Shares     1.50%          N/A          N/A          N/A
       Class I Shares     0.50%        0.50%        0.50%        0.50%

 Pegasus maintains an unfunded, nonqualified deferred compensation plan. This plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

 The Funds' Class A shares and Class B shares have a Shareholder Services Plan (the "Plan") pursuant to which the Funds pay the Distributor a fee, at an annual rate of 0.25% of the average daily net assets of the outstanding Class A shares and Class B shares. Pursuant to the terms of the Plan, the Distributor has agreed to provide certain shareholder services to the holders of these shares. Additionally, under the terms of the Plan, the Distributor may make payments to other shareholder service agents which may include FCNIMCO and their affiliates. For the period ended June 30, 1998, the Money Market Funds paid the following amounts under the Plan:

                                    AMOUNTS PAID
------------------------------------------------
       Money Market Fund             $1,349,403
       Treasury Money Market Fund       270,760
       Municipal Money Market Fund      259,617
       Michigan Municipal Money
        Market Fund                      39,892

The Money Market Fund's Class B shares have a distribution plan adopted pursuant to Rule 12b-1 under the Act (the "12b-1 Plan") pursuant to which the Money Market Fund has agreed to pay the Distributor for advertising, marketing and distributing Class B shares of the Money Market Fund at an annual rate of 0.75% of the average net assets of the Money Market Fund's outstanding Class B shares. Under the terms of the 12b-1 Plan, the Distributor may make payments to FCNIMCO and their affiliates with respect to these services. For the period ended June 30, 1998, the Money Market Fund paid $1,900 under the 12b-1 Plan which was retained by the Distributor.

                                                                Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

(5)CAPITAL SHARE TRANSACTIONS

 Transactions in shares of the Funds are summarized below:

                                                       MONEY MARKET FUND
                                                  TREASURY MONEY MARKET FUND
                                 ----------------------------------------------------------------
                                        Six Months Ended                For the year ended
                                   June 30, 1998 (Unaudited)            December 31, 1997
                                     Amount           Shares          Amount           Shares
--------------------------------------------------------------------------------------------------
CLASS A SHARES:
Shares Issued                    $ 2,825,495,116   2,825,495,116  $ 4,662,663,756   4,662,663,756
Dividends Reinvested                  25,317,312      25,317,312       39,487,594      39,487,594
Shares Redeemed                   (2,657,387,032) (2,657,387,032)  (4,456,727,929) (4,456,727,929)
--------------------------------------------------------------------------------------------------
Net increase (decrease)          $   193,425,396     193,425,396  $   245,423,421     245,423,421
--------------------------------------------------------------------------------------------------
CLASS B SHARES:
Shares Issued                    $     1,711,204       1,711,204  $     3,505,576       3,505,576
Dividends Reinvested                      10,351          10,351           24,606          24,606
Shares Redeemed                         (879,808)       (879,808)      (3,334,960)     (3,334,960)
--------------------------------------------------------------------------------------------------
Net increase                     $       841,747         841,747  $       195,222         195,222
--------------------------------------------------------------------------------------------------
CLASS I SHARES:
Shares Issued                    $ 2,327,430,004   2,327,430,004  $ 5,021,318,728   5,021,318,728
Dividends Reinvested                  10,240,841      10,240,841       20,279,977      20,279,977
Shares Redeemed                   (2,015,417,869) (2,015,417,869)  (5,539,038,130) (5,539,038,130)
--------------------------------------------------------------------------------------------------
Net increase (decrease)          $   322,252,976     322,252,976  $  (497,439,425)   (497,439,425)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund  $   516,520,119     516,520,119  $  (251,820,782)   (251,820,782)
--------------------------------------------------------------------------------------------------
                                       Six Months Ended                For the year ended
                                   June 30, 1998 (Unaudited)           December 31, 1997
                                 ----------------------------------------------------------------
                                     Amount          Shares          Amount           Shares
--------------------------------------------------------------------------------------------------
CLASS A SHARES:
Shares Issued                    $  546,356,776     546,356,776  $ 1,093,249,460   1,093,249,460
Dividends Reinvested                  5,039,733       5,039,733        8,689,041       8,689,041
Shares Redeemed                    (566,344,821)   (566,344,821)  (1,082,286,729) (1,082,286,729)
--------------------------------------------------------------------------------------------------
Net increase (decrease)          $  (14,948,312)    (14,948,312) $    19,651,772      19,651,772
--------------------------------------------------------------------------------------------------
CLASS B SHARES:
Shares Issued                                --              --               --              --
Dividends Reinvested                         --              --               --              --
Shares Redeemed                              --              --               --              --
--------------------------------------------------------------------------------------------------
Net increase                                 --              --               --              --
--------------------------------------------------------------------------------------------------
CLASS I SHARES:
Shares Issued                    $2,046,422,213   2,046,422,213  $ 3,634,998,084   3,634,998,084
Dividends Reinvested                  1,926,761       1,926,761        4,928,721       4,928,721
Shares Redeemed                  (1,950,537,504) (1,950,537,504)  (3,949,857,520) (3,949,857,520)
--------------------------------------------------------------------------------------------------
Net increase (decrease)          $   97,811,470      97,811,470  $  (309,930,715)   (309,930,715)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund  $   82,863,158      82,863,158  $  (290,278,943)   (290,278,943)
--------------------------------------------------------------------------------------------------

    Pegasus Funds
22

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------

(5)CAPITAL SHARE TRANSACTIONS
TRANSACTIONS IN SHARES OF THE FUNDS ARE SUMMARIZED BELOW:

                                        MUNICIPAL MONEY MARKET FUND
                                 MICHIGAN MUNICIPAL MONEY MARKET FUND
                         ---------------------------------------------------------
                              Six Months Ended              For the year ended
                          June 30,1998 (Unaudited)          December 31, 1997
                            Amount         Shares         Amount           Shares
--------------------------------------------------------------------------------------
CLASS A SHARES:
Shares Issued            $ 361,630,041   361,630,041  $   489,667,505     489,667,505
Dividends Reinvested         2,927,813     2,927,813        5,398,206       5,398,206
Shares Redeemed           (359,788,237) (359,788,237)    (472,764,413)   (472,764,413)
--------------------------------------------------------------------------------------
Net increase (decrease)  $   4,769,617     4,769,617  $    22,301,298      22,301,298
--------------------------------------------------------------------------------------
CLASS I SHARES:
Shares Issued            $ 572,005,030   572,005,030  $ 1,737,844,432   1,737,844,432
Dividends Reinvested           363,196       363,196          615,941         615,941
Shares Redeemed           (541,792,285) (541,792,285)  (1,845,603,982) (1,845,603,982)
--------------------------------------------------------------------------------------
Net increase (decrease)  $  30,575,941    30,575,941  $  (107,143,609)   (107,143,609)
--------------------------------------------------------------------------------------
Net increase (decrease)
 in Fund                 $  35,345,558    35,345,558  $   (84,842,311)    (84,842,311)
--------------------------------------------------------------------------------------
                              Six Months Ended            For the year ended
                          June 30,1998 (Unaudited)        December 31, 1997
                         ---------------------------------------------------------
                            Amount         Shares        Amount         Shares
--------------------------------------------------------------------------------------
CLASS A SHARES:
Shares Issued            $  47,754,865    47,754,865  $ 151,616,093   151,616,093
Dividends Reinvested           421,207       421,207      1,604,993     1,604,993
Shares Redeemed            (40,148,067)  (40,148,067)  (196,108,154) (196,108,154)
--------------------------------------------------------------------------------------
Net increase (decrease)  $   8,028,005     8,028,005  $ (42,887,068)  (42,887,068)
--------------------------------------------------------------------------------------
CLASS I SHARES:
Shares Issued            $ 129,097,699   129,097,699  $ 233,991,240   233,991,240
Dividends Reinvested            25,935        25,935         83,422        83,422
Shares Redeemed           (133,492,084) (133,492,084)  (208,707,516) (208,707,516)
--------------------------------------------------------------------------------------
Net increase (decrease)  $  (4,368,450)   (4,368,450) $  25,367,146    25,367,146
--------------------------------------------------------------------------------------
Net increase (decrease)
 in Fund                 $   3,659,555     3,659,555  $ (17,519,922)  (17,519,922)
--------------------------------------------------------------------------------------

                                                   Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

--------------------------------------------------------------------------------
(6)PORTFOLIO COMPOSITION

 The Michigan Municipal Money Market Fund does not have a diversified portfolio since 100% of its investments are within the State of Michigan. Such concentrations within a particular state may subject the fund more significantly to economic changes occurring within that state.

(7)ILLIQUID SECURITIES

 The Pegasus Money Market Funds may invest not more than 10% of the value of their net assets in securities that are illiquid. Illiquid investments may include securities having legal or contractual restrictions on resale or no readily available market. At June 30, 1998, the Pegasus Money Market Fund owned the following restricted securities (constituting 6.6% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the discretion of the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                                                        JUNE 30,
                                     ACQUISITION     PAR      VALUE       1998      PERCENTAGE
             SECURITY                   DATE        VALUE    PER UNIT    VALUE     OF NET ASSETS     COST
-------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company        4/18/95   $10,000,000  $1.00   $ 10,000,000      0.4%     $ 10,000,000
Commonwealth Life Insurance Company    4/18/95     5,000,000   1.00      5,000,000      0.2         5,000,000
Travelers Life Insurance Company      11/06/97    25,000,000   1.00     25,000,000      0.9        25,000,000
Peoples Security Life Insurance
 Company                              04/18/95    10,000,000   1.00     10,000,000      0.4        10,000,000
Providian Life & Health Insurance
 Company                               5/13/98    40,000,000   1.00     40,000,000      1.5        40,000,000
SunAmerica Life Insurance Company     07/01/97    14,000,000   1.00     14,000,000      0.5        14,000,000
SunAmerica Life Insurance Company      4/18/95    25,000,000   1.00     25,000,000      0.9        25,000,000
Transamerica Life Insurance and
 Annuity Company                      12/09/96    50,000,000   1.00     50,000,000      1.8        50,000,000
-------------------------------------------------------------------------------------------------------------
                                                                      $179,000,000      6.6%     $179,000,000
-------------------------------------------------------------------------------------------------------------


    Pegasus Funds
 24

                           [INTENTIONALLY LEFT BLANK]

                                                                Pegasus Funds

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
The Financial Highlights present a per share analysis of net investment income and distributions from net investment income for the Money Market Funds. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements.
These financial highlights have been derived from the financial statements of the Money Market Funds and other information for the periods presented.

              NET ASSET             NET REALIZED             DISTRIBUTIONS
                VALUE      NET     AND UNREALIZED TOTAL FROM   FROM NET
              BEGINNING INVESTMENT   LOSSES ON    INVESTMENT  INVESTMENT       TOTAL
              OF PERIOD   INCOME    INVESTMENTS   OPERATIONS    INCOME     DISTRIBUTIONS
              --------- ---------- -------------- ---------- ------------- -------------
MONEY MARKET FUND
CLASS A
 SHARES
SIX MONTHS
 ENDED
 6/30/98
 (UNAUDITED)   $1.0000    0.0247         --         0.0247     (0.0247)      (0.0247)
December 31,
 1997          $1.0000    0.0491         --         0.0491     (0.0491)      (0.0491)
December 31,
 1996          $1.0000    0.0488         --         0.0488     (0.0488)      (0.0488)
December 31,
 1995          $1.0000    0.0549         --         0.0549     (0.0549)      (0.0549)
December 31,
 1994          $1.0000    0.0378         --         0.0378     (0.0378)      (0.0378)
December 31,
 1993          $1.0000    0.0281         --         0.0281     (0.0281)      (0.0281)
CLASS B
 SHARES
SIX MONTHS
 ENDED
 6/30/98
 (UNAUDITED)   $1.0000    0.0209         --         0.0209     (0.0209)      (0.0209)
December 31,
 1997          $1.0000    0.0421         --         0.0421     (0.0421)      (0.0421)
December 31,
 1996(/1/)     $1.0000    0.0117         --         0.0117     (0.0117)      (0.0117)
CLASS I
 SHARES
SIX MONTHS
 ENDED
 6/30/98
 (UNAUDITED)   $1.0000    0.0260         --         0.0260     (0.0260)      (0.0260)
December 31,
 1997          $1.0000    0.0516         --         0.0516     (0.0516)      (0.0516)
December 31,
 1996(/2/)     $1.0000    0.0373         --         0.0373     (0.0373)      (0.0373)
----------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
CLASS A
 SHARES
SIX MONTHS
 ENDED
 6/30/98
 (UNAUDITED)   $0.9999    0.0242         --         0.0242     (0.0242)      (0.0242)
December 31,
 1997          $0.9999    0.0481         --         0.0481     (0.0481)      (0.0481)
December 31,
 1996          $1.0000    0.0474      (0.0001)      0.0473     (0.0474)      (0.0474)
December 31,
 1995          $1.0000    0.0539         --         0.0539     (0.0539)      (0.0539)
December 31,
 1994          $1.0000    0.0370         --         0.0370     (0.0370)      (0.0370)
December 31,
 1993          $1.0000    0.0273         --         0.0273     (0.0273)      (0.0273)
CLASS I
 SHARES
SIX MONTHS
 ENDED
 6/30/98
 (UNAUDITED)   $1.0000    0.0254         --         0.0254     (0.0254)      (0.0254)
December 31,
 1997          $1.0000    0.0507         --         0.0507     (0.0507)      (0.0507)
December 31,
 1996(/2/)     $1.0000    0.0361         --         0.0361     (0.0361)      (0.0361)
----------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
CLASS A
 SHARES
SIX MONTHS
 ENDED
 6/30/98
 (UNAUDITED)   $0.0997    0.0143         --         0.0143     (0.0143)      (0.0143)
December 31,
 1997          $0.9997    0.0296         --         0.0296     (0.0296)      (0.0296)
December 31,
 1996          $1.0000    0.0295      (0.0003)      0.0292     (0.0295)      (0.0295)
December 31,
 1995          $1.0000    0.0335         --         0.0335     (0.0335)      (0.0335)
December 31,
 1994          $1.0000    0.0242         --         0.0242     (0.0242)      (0.0242)
December 31,
 1993          $1.0000    0.0196         --         0.0196     (0.0196)      (0.0196)
CLASS I
 SHARES
SIX MONTHS
 ENDED
 6/30//98
 (UUNAUDITED)  $0.9999    0.0155         --         0.0155     (0.0155)      (0.0155)
December 31,
 1997          $1.0000    0.0322      (0.0001)      0.0321     (0.0322)      (0.0322)
December 31,
 1996(/2/)     $1.0000    0.0232         --         0.0232     (0.0232)      (0.0232)
----------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
CLASS A
 SHARES
SIX MONTHS
 ENDED
 6/30/98
 (UNAUDITED)   $1.0000    0.0139         --         0.0139     (0.0139)      (0.0139)
December 31,
 1997          $1.0000    0.0296         --         0.0296     (0.0296)      (0.0296)
December 31,
 1996          $1.0000    0.0289         --         0.0289     (0.0289)      (0.0289)
December 31,
 1995          $1.0000    0.0329         --         0.0329     (0.0329)      (0.0329)
December 31,
 1994          $1.0000    0.0235         --         0.0235     (0.0235)      (0.0235)
December 31,
 1993          $1.0000    0.0181         --         0.0181     (0.0181)      (0.0181)
CLASS I
 SHARES
SIX MONTHS
 ENDED
 6/30/98
 (UNAUDITED)   $1.0000    0.0152         --         0.0152     (0.0152)      (0.0152)
December 31,
 1997          $1.0000    0.0321         --         0.0321     (0.0321)      (0.0321)
December 31,
 1996(/2/)     $1.0000    0.0225         --         0.0225     (0.0225)      (0.0225)
----------------------------------------------------------------------------------------

(/1/For)the period September 14, 1996 (initial offering of Class B Shares)
    through December 31, 1996.
(/2/For)the period March 30, 1996 (initial offering date of Class I Shares)
    through December 31, 1996.
+ Annualized.
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

    Pegasus Funds
 26

PEGASUS MONEY MARKET FUNDS

--------------------------------------------------------------------------------

                                                                              RATIO OF
                                                             RATIO OF NET     EXPENSES
                                                 RATIO OF     INVESTMENT   TO AVERAGE NET
                                NET ASSETS       EXPENSES     INCOME TO   ASSETS (EXCLUDING
NET ASSET VALUE                END OF PERIOD  TO AVERAGE NET AVERAGE NET   FEE WAIVERS AND
 END OF PERIOD   TOTAL RETURN (000'S OMITTED)     ASSETS        ASSETS     REIMBURSEMENTS)
---------------  ------------ --------------- -------------- ------------ -----------------
    $1.0000         5.00%+      $1,167,246        0.75%+        4.95%+         0.75%+
    $1.0000         5.04%       $  973,821        0.74%         4.90%          0.74%
    $1.0000         4.99%       $  728,397        0.63%         4.87%            --
    $1.0000         5.63%       $1,639,695        0.51%         5.49%            --
    $1.0000         3.86%       $1,323,040        0.47%         3.78%            --
    $1.0000         2.85%       $1,326,693        0.49%         2.81%            --
    $1.0000         4.22%+      $    1,180        1.50%+        4.20%+         1.50%+
    $1.0000         4.29%       $      338        1.49%         4.15%          1.49%
    $1.0000         4.70%+      $      143        1.48%+        3.99%+           --
    $1.0000         5.26%+      $1,540,126        0.50%+        5.20%+         0.50%+
    $1.0000         5.29%       $1,217,873        0.49%         5.15%          0.49%
    $1.0000         5.06%+      $1,715,313        0.51%+        4.99%+           --
-------------------------------------------------------------------------------------------
    $0.9999         4.88%+      $  219,101        0.70%+        4.84%+           --
    $0.9999         4.92%       $  234,050        0.70%         4.80%            --
    $0.9999         4.83%       $  214,398        0.56%         4.82%            --
    $1.0000         5.53%       $  927,696        0.53%         5.39%            --
    $1.0000         3.77%       $  785,694        0.50%         3.70%            --
    $1.0000         2.77%       $  854,873        0.50%         2.73%            --
    $1.0000         5.14%+      $  843,484        0.45%+        5.09%+           --
    $1.0000         5.18%       $  745,673        0.45%         5.05%            --
    $1.0000         4.89%+      $1,055,604        0.53%+        4.85%+           --
-------------------------------------------------------------------------------------------
    $0.9997         2.88%+      $  209,296        0.72%+        2.86%+           --
    $0.9997         3.01%       $  204,527        0.73%         2.96%            --
    $0.9997         2.96%       $  182,226        0.60%         2.97%            --
    $1.0000         3.41%       $  564,413        0.53%         3.35%            --
    $1.0000         2.45%       $  550,736        0.51%         2.42%            --
    $1.0000         1.98%       $  498,706        0.51%         1.96%            --
    $0.9999         3.12%+      $  555,368        0.47%+        3.11%+           --
    $0.9999         3.26%       $  524,793        0.48%         3.21%            --
    $1.0000         3.13%+      $  631,938        0.51%+        3.06%+           --
-------------------------------------------------------------------------------------------
    $1.0000         2.80%+      $   37,230        0.75%+        2.79%+         0.76%+
    $1.0000         3.00%       $   29,202        0.75%         2.95%          0.79%
    $1.0000         2.93%       $   72,089        0.74%         2.87%          0.77%
    $1.0000         3.32%       $  122,057        0.69%         3.30%          0.76%
    $1.0000         2.38%       $   78,640        0.67%         2.35%          0.75%
    $1.0000         1.83%       $   52,557        0.65%         1.81%            --
    $1.0000         3.06%+      $   70,519        0.50%+        3.04%+         0.51%+
    $1.0000         3.26%       $   74,888        0.50%         3.20%          0.54%
    $1.0000         3.03%+      $   49,521        0.59%+        3.02%+         0.62%+
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                Pegasus Funds
                                                                            27